Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entities [Abstract]
Summary of Material Unconsolidated Variable Interest Entities
As at December 31, 2024 December 31, 2023
Maximum Maximum
millions of dollars
Total
assets
exposure to
loss
Total
assets

exposure to
loss
Unconsolidated VIEs in which Emera has variable interests
NSPML (equity accounted) $

475 $

6 $

489 $

6